Short-Term Bank Loans, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Convertible Promissory Note, Short-Term Bank Loans, Net & Secured Loans [Abstract]
Schedule of short-term bank loans
				September 30,	December 31,
Lender Name	Entrust Bank name	Interest rate	Term	2017	2016
				(Unaudited)
Urumqi Changhe Financing Guarantee Co., Ltd.	Tianshan Rural Commercial Bank	Fixed annual rate of 10.0%	From January 7, 2016 to January 6 , 2017	$—	$1,439,932
Urumqi Changhe Financing Guarantee Co., Ltd.	Tianshan Rural Commercial Bank	Fixed annual rate of 10.0%	From August 9, 2016 to August 8, 2017	1,494,920	1,439,932
Urumqi Changhe Financing Guarantee Co., Ltd.	Bank of Urumqi Co., Ltd	Fixed annual rate of 10.0%	From July 13, 2016 to July 13, 2017	1,502,652	1,439,932
Shanghai Pudong Development Bank	Shanghai Pudong Development Bank	Fixed annual rate of 7.0%	From December 22, 2016 to December 21, 2017	3,456,100	3,311,845
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd.	Tianshan Rural Commercial Bank	Fixed annual rate of 10.0%	From January 4, 2017 to September 3, 2017	1,502,652	—
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd.	Tianshan Rural Commercial Bank	Fixed annual rate of 10.0%	From January 5, 2017 to September 4, 2017	751,326	—
Urumqi Changhe Financing Guarantee Co., Ltd.	Tianshan Rural Commercial Bank	Fixed annual rate of 10.0%	From January 11, 2017 to January 10, 2018	1,502,652	—
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd.	Tianshan Rural Commercial Bank	Fixed annual rate of 10.0%	From April 11, 2017 to December 10, 2017	601,061	—
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd.	Tianshan Rural Commercial Bank	Fixed annual rate of 10.0%	From April 11, 2017 to April 10, 2018	901,591	—
				11,712,954	7,631,641
Less unamortized financing cost				(46,849)	(159,111)
Short-term bank loans less unamortized financing cost				$11,666,105	$7,472,530

				December 31,	December 31,
Lender Name	Entrust Bank name	Interest rate	Term	2016	2015
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd.	Tianshan Rural Commercial Bank	Fixed annual rate of 10.0%	From January 7, 2016 to January 6 , 2017	$1,439,932	$-
Urumqi Changhe Financing Guarantee Co., Ltd.	Tianshan Rural Commercial Bank	Fixed annual rate of 10.0%	From August 9, 2016 to August 8, 2017	1,439,932	-
Urumqi Changhe Financing Guarantee Co., Ltd.	Bank of Urumqi Co., Ltd	Fixed annual rate of 10.0%	From July 13, 2016 to July 13, 2017	1,439,932	-
Urumqi Changhe Financing Guarantee Co., Ltd.	Shanghai Pudong Development Bank	Fixed annual rate of 7.0%	From December 22, 2016 to December 21, 2017	3,311,845	-
				7,631,641	-
Less unamortized financing cost				(159,111)	-
Short-term bank loans less unamortized financing cost				$7,472,530	$-